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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer:

Homestead Funds, Inc.
4301 Wilson Blvd.
Arlington, VA 22203

2.	The name of each series or class of securities for which this Form is filed (If the Form is being file for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.	Investment Company Act File Number: 811-06136

Securities Act File Number: 033-35788

4(a).	Last day of fiscal year for which this Form is filed: December 31, 2007

4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). See instruction A.2

4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold durning the fiscal year pursuant to section 24(f):		+$474,755,378

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$306,674,767

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		-$306,674,767

	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		+$168,080,611

	(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) fro Item 5(i)]:	($0)

	(vii)	Mulitplier for determining registration fee (See Instruction C.9):		x .0000393

	(viii)	Registration fee due [mulitiply Item Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):		=$6,605.57

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: not applicable. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: not applicable.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):	+$0

8.	Total of the amount of the registration fee due plus any interest due [line 5(vii) plus line 7]:	=$6,605.57

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery
X Wire Transfer
Mail or other means

SIGNATURE

The report has been signed below by the following persons on behalf of the issuer and in the capacities andon the dates indicated.

By (Signature and Title):
                                       Amy DiMauro, Treasurer - Homestead Funds, Inc.

Date: